Prospectus Supplement
dated May 14, 2001 to:

PUTNAM VARIABLE TRUST                                         72611 5/01
Prospectuses dated April 30, 2001

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, LLC (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Capital Appreciation Fund (to the extent that this prospectus otherwise offers that fund) are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.


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


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Manager                                     Since         Experience
--------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
Thomas R. Haslett                           2000          1996 - Present     Putnam Management
Managing Director                                         Prior to Dec.      Montgomery Asset
                                                          1996               Management Ltd.
--------------------------------------------------------------------------------------------------
Joseph P. Joseph                            2000          1994 - Present     Putnam Management
Managing Director
--------------------------------------------------------------------------------------------------
Michael K. Arends                           2000          1997 - Present     Putnam Management
Senior Vice President                                     Prior to Nov.      Phoenix Duff & Phelps
                                                          1997
--------------------------------------------------------------------------------------------------
Michael P. Stack                            2001          1997 - Present     Putnam Management
Senior Vice President                                     Prior to Nov.      Independence
                                                          1997               Investment Associates,
                                                                             Inc.
--------------------------------------------------------------------------------------------------

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